OTHER PAYABLES AND ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER PAYABLES AND ACCRUALS [Abstract]
Payables for surtaxes	$ 9,952	$ 8,928
Accrued operating expenses	9,732	5,539
Payables for staff-related costs	2,554	2,182
Deposits from hosting customers	8,114	2,911
Restoration provision for leasehold land	1,363	1,343	$ 0
Others	436	1,273
Total	$ 32,151	$ 22,176